Note 4 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31
	2017	2016

Time deposits	$1,913	$2,289
Savings and checking accounts	26,436	28,873
Money market mutual funds	163	162
Petty cash	8	8

	$28,520	$31,332